DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of detailed information about hedging instruments
The aggregate fair values of the Corporation’s derivative financial instrument positions as at June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026		December 31, 2025
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$103	$(167)	$58	$(42)
Cross currency swaps	58	(87)	85	(81)
Interest rate derivatives	109	(9)	45	(46)
Commodities contracts	65	(11)	28	(7)
Currency option contracts	18	—	14	—
Total	$353	$(274)	$230	$(176)
Total current	$206	$(202)	$95	$(104)
Total non-current	$147	$(72)	$135	$(72)